Other Noncurrent Assets	12 Months Ended
Sep. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Noncurrent Assets

Note 10 — Other Noncurrent Assets

Other noncurrent assets consist of the following:

	As of September 30,
	2014	2013
Funded employee benefit costs(1)	$172,906	$165,899
Deferred costs(2)	16,674	38,281
Prepaid expense	13,291	7,346
Long term accounts receivable-unbilled	5,571	4,917
Other	58,179	62,726

	$266,621	$279,169

(1)	Primarily funding for severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.
(2)	Please see Note 2 (revenue recognition) to the consolidated financial statements.